Accounting Rules and Methods (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accounting Policies [Abstract]
Summary of Details of the Company's Subsidiary

	Date of Incorporation	Percent of Ownership Interest	Accounting Method
ERYTECH Pharma, Inc.	April 2014	100%	Consolidated

Summary of Accounting Policy for Exchange Rates

Exchange rate (USD per EUR)	12/31/2018	12/31/2019	12/31/2020
Weighted average rate	1.1815	1.1196	1.1413
Closing rate	1.1450	1.1234	1.2271

Summary of Geographical Segment Information
Information per geographical segment

Revenues from external customers (amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
France	72	105	61
United States	—	969	185
Total	72	1,074	246

Non current assets (amounts in thousands of euros)	12/31/2018	12/31/2019	12/31/2020
France	4,912	9,616	8,414
United States	11,975	26,629	21,265
Total	16,887	36,245	29,679